Financial Instruments and Financial Risk Management - Schedule of Fair Value of Derivative Financial Instruments (Details) - Years	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of Derivative Financial Instruments [Line Items]
Risk-free interest rate		5.32%
Expected term (in years) (in Years)		0.43
Expected volatility		91.00%
Bottom of Range [Member]
Schedule of Fair Value of Derivative Financial Instruments [Line Items]
Risk-free interest rate	4.13%	4.01%
Expected term (in years) (in Years)	0.48	0.86
Expected volatility	110.83%	81.07%
Top of Range [Member]
Schedule of Fair Value of Derivative Financial Instruments [Line Items]
Risk-free interest rate	4.25%	4.92%
Expected term (in years) (in Years)	1.99	2.99
Expected volatility	116.14%	94.33%